INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of interest expenses [Abstract]
Interest on bank loans	$ 13,912	$ 14,119	$ 6,231
Interest on non-bank loan	0	0	1,808
Amortisation of upfront fees on bank loans	812	1,539	1,263
Other finance cost	41	61	1,095
Interest on lease liabilities	2,334	1,414	1,901
Interest Expense	$ 17,099	$ 17,133	$ 12,298